Shareholder Report, Line Graph (Details) - USD ($)																	12 Months Ended
	Nov. 20, 2024	Apr. 30, 2024	Jun. 13, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Jul. 22, 2021	Apr. 30, 2021	Apr. 30, 2020	Jul. 09, 2019	Apr. 30, 2019	Aug. 07, 2018	Jul. 17, 2018	Apr. 30, 2018	Apr. 30, 2017	Jun. 08, 2016	Apr. 30, 2025
Aptus Collared Investment Opportunity ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Aptus Collared Investment Opportunity ETF NAV
Accumulated Value		$ 14,769		$ 12,720		$ 12,407		$ 12,190	$ 9,786	$ 10,000							$ 16,349
Aptus Defined Risk ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Aptus Defined Risk ETF NAV
Accumulated Value		12,524		12,115		12,411		13,166	12,466		$ 10,923	$ 10,000					$ 13,854
Aptus Drawdown Managed Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Aptus Drawdown Managed Equity ETF NAV
Accumulated Value		16,963		14,638		15,781		15,977	12,425		12,149			$ 13,128	$ 10,701	$ 10,000	$ 18,548
Aptus Enhanced Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Aptus Enhanced Yield ETF NAV
Accumulated Value		10,447		10,299	$ 10,000												$ 11,012
Aptus International Enhanced Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Aptus International Enhanced Yield ETF NAV
Accumulated Value		8,858		8,341		8,765	$ 10,000										$ 9,744
Aptus Large Cap Enhanced Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Aptus Large Cap Enhanced Yield ETF NAV
Accumulated Value		11,463	$ 10,000														$ 12,753
Aptus Large Cap Upside ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Aptus Large Cap Upside ETF NAV
Accumulated Value	$ 10,000																$ 9,076
Opus Small Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Opus Small Cap Value ETF NAV
Accumulated Value		14,752		13,200		13,252		13,840	8,465		10,134		$ 10,000				$ 15,125
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500 TR
Accumulated Value		18,288		14,909		14,522		14,491	9,927	$ 10,000							$ 20,500
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg US Aggregate Bond Index
Accumulated Value		10,382		10,537		10,582		11,567	11,598		10,463	$ 10,000					$ 11,215
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500 TR
Accumulated Value		27,366		22,310		21,731		21,685	14,854		14,727			$ 12,976	$ 11,456	$ 10,000	$ 30,676
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,534		10,691	10,000												$ 11,379
ICE U.S. Treasury 1-3 Year Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE U.S. Treasury 1-3 Year Bond Total Return Index
Accumulated Value		10,504		10,271	$ 10,000												$ 11,203
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value		9,990		9,138		8,868	$ 10,000										$ 11,182
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500 TR
Accumulated Value		11,678	$ 10,000														$ 13,091
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500 TR
Accumulated Value	$ 10,000																$ 9,466
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500 TR
Accumulated Value		19,787		16,131		15,712		15,679	10,740		10,648		10,000				$ 22,180
S&P SmallCap 600 Value TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P SmallCap 600 Value TR
Accumulated Value		$ 12,766		$ 11,935		$ 12,301		$ 12,906	$ 7,072		$ 9,360		$ 9,999				$ 12,442